Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event

18. Subsequent Event

On February 14, 2013, the Company’s board of directors declared the Company’s first quarterly cash dividend in the amount of $0.50 per share of common stock, or an aggregate of approximately $26.4 million, payable on April 12, 2013 to stockholders of record as of the close of business on March 28, 2013.